MD&A - Risk management and control - Credit Risk (Narrative) (Detail)	12 Months Ended
Dec. 31, 2021
Mortgage loan portfolio region Americas
Schedule Of Credit Risk [Table]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Lowest point of maximum LTV ratio for mortgages in GWM Region Americas	45.00%
Mortgage loan portfolio regions EMEA and Asia Pacific
Schedule Of Credit Risk [Table]
Maximum LTV ratio within the standard approval process for any type of mortgage	70.00%
Lowest point of maximum LTV ratio for mortgages in GWM Region Americas	30.00%
UBS AG | Mortgage loan portfolio region Americas
Schedule Of Credit Risk [Table]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Lowest point of maximum LTV ratio for mortgages in GWM Region Americas	45.00%
UBS AG | Mortgage loan portfolio regions EMEA and Asia Pacific
Schedule Of Credit Risk [Table]
Maximum LTV ratio within the standard approval process for any type of mortgage	70.00%
Lowest point of maximum LTV ratio for mortgages in GWM Region Americas	30.00%